Profit before income tax expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit before income tax expense
Total interest expense on borrowing	¥ 10,128,467	¥ 11,342,526	¥ 10,982,230
Less: amounts capitalized in property, plant and equipment	927,855	579,808	495,818
Interest expenses charged to consolidated statement of comprehensive income	9,200,612	10,762,718	10,486,412
Including: Interest expenses on lease liabilities	202,264	171,573
Depreciation of property, plant and equipment	21,360,798	21,130,076	20,466,423
Depreciation of right-of-use assets	785,518	734,827
Included in other investment loss/(income)
Dividends on other equity instrument investments	(775)	(685)	(1,168)
Gains on disposal of subsidiaries (Note 20, 41(b))		(256,009)
Loss on disposal of a joint venture			270,741
Included in (gain)/loss on fair value changes of financial assets/liabilities
Contingent consideration of the business combination		(17,175)	(746,850)
Loss/(gain) on fair value changes of trading derivatives	1,566	(19,492)	20,007
Included in other operating expenses:
Operating expense of Ruyi Pakistan	2,581,665	3,057,427
Service concession construction cost	103,177	518,291	89,022
Other materials expense	1,626,385	1,748,498	1,640,372
Electricity charges	973,372	898,719	807,425
Cost of sales of raw materials	295,330	606,103	1,088,534
Water charges	549,260	652,077	642,578
Insurance expense	386,435	362,147	346,348
Cleaning, greening and fire protection expense	430,476	398,478	384,431
Purchase of power generation quota	392,902	423,057	431,964
Transportation allowance	179,955	178,217	186,438
Pollutant charge	137,579	84,468	72,494
Water conservancy fund and disabled security fund	471,129	202,479	166,244
Test and inspection expense	359,997	323,434	267,406
Service charge	333,916	171,676	105,649
Heating pipeline related cost	134,915	144,300	168,443
Auditor's remuneration for audit services	39,117	42,019	68,750
Other consulting expense	97,559	111,468	42,479
Office expense	223,913	198,033	187,030
Minimum lease payments under operating lease, lease payments not included in the measurement of lease liabilities	106,031	234,139
Amortization of other non-current assets	128,177	101,902	105,623
Property management expense	95,037	76,507	64,076
Information technology maintenance expense	229,214	122,425	101,449
Travel expense	99,106	156,683	164,193
Amortization of land use rights			344,068
Business entertainment expense	28,553	32,825	44,973
Research and development expenditure	667,592	65,022	46,219
Net loss on disposal of material and supplies	167,449	6,384
Net (gain)/ loss on disposals of non-current assets	626,657	(69,449)	(42,506)
Recognition of provision for loss allowance of receivables	172,711	74,557	40,967
Recognition of provision for inventory obsolescence (Note 16)	43,076	22,453	253,816
Impairment loss of property, plant and equipment (Note 7)	7,847,378	5,719,990	989,778
Impairment loss of mining rights			135,085
Impairment loss of goodwill (Note 14)	685,036		409,371
Impairment loss of other non-current assets	349,559	464,867	8,432
(Gain)/loss of Three supplies and Property management	(126,425)	(200,683)	433,989
Operating lease charge			377,162
Government grants	(739,740)	(818,101)	(521,380)
Penalties	22,279	23,614	27,409
Donations	55,663	47,393	19,460
Land use right expense			54,487
Others	525,637	698,006	678,720
Total	¥ 20,300,072	¥ 16,879,425	¥ 10,430,998